Derivatives and Hedging Activities (Schedule of Balance Sheet Classification and Fair Values of Derivative Instruments) (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 76,600
Fair value	(696)	$ 1,368
Notional amount	88,490	69,137
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	177	1,440
Notional amount of derivative asset	19,029	39,982
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(948)	(48)
Notional amount of derivative liability	57,572	13,273
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other current assets [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	75	37
Notional amount of derivative asset	11,889	8,348
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Accrued expenses and other current liabilities [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability		(61)
Notional amount of derivative liability		$ 7,534